Other Current and Non-Current Assets - Schedule of Other Assets, Noncurrent (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, non-current, net	$ 4,302,000	$ 4,304,640
Total	$ 4,302,000	$ 4,304,640